Statement of Additional Information Supplement dated          74290  7/01
July 1, 2001 to Statements of Additional Information of the Putnam Funds
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The following information is being added to the Compensation table under the "Trustee responsibilities and fees" section in the fund's Statement of Additional Information:


                              Estimated     Pension or        Estimated          Total
                              Aggregate     retirement      annual benefits   compensation
                            compensation  benefits accrued     from all         from all
                              from the      as part of       Putnam funds       Putnam
Trustees/Year                  fund(1)     fund expenses   upon retirement(2)   funds(3)
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
Charles B. Curtis/2001*                                       $100,000

*Mr. Charles Curtis was elected by the Board of Trustees as Trustee effective July 1, 2001. Mr. Hans Estin retired from the Board of
Trustees effective June 30, 2001.

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The following disclosure is hereby added under the heading "MANAGEMENT":

Charles B. Curtis (61), Trustee. President and Chief Operating Officer, Nuclear Threat Initiative. Member of the Department of Defense's Policy Board, the Council on Foreign Relations, the Electric Power Research Institute Advisory Council, the Board of Directors of the Gas Technology Institute, the University of Chicago Board of Governors for Argonne National Laboratory, the Board of Directors of EG&G Technical Services, Inc. (fossil energy research and development support), and the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University.

The following under the heading "MANAGEMENT" is hereby deleted:

+Hans H. Estin (72), Trustee. Chartered Financial Analyst and Vice Chairman, North American Management Corp. (a registered investment adviser).